Land use rights, net	12 Months Ended
Dec. 31, 2017
Land use rights, net
Land use rights, net

6. Land use rights, net

There is no private land ownership in China. Companies or individuals are authorized to possess and use the land only through land use rights granted by the PRC government. Land use rights are amortized using the straight-line method over the lease term of around 50 years or less.

	As of December 31,
	2016	2017
	RMB	RMB
Cost	1,352,963	1,688,966
Less: Accumulated amortization	(50,094)	(86,058)

Land use rights, net	1,302,869	1,602,908

Amortization expenses for land use rights were RMB12,780, RMB23,310 and RMB35,964 for the years ended December 31, 2015, 2016 and 2017, respectively.

As at December 31, 2016 and 2017, the title certificates for certain land use right of the Group with carrying value of approximately RMB11,239 and RMB36,998, respectively, has not been obtained.